Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	36,552,150	97,545,388	93,945,388
Common stock, shares outstanding	36,552,150	97,545,388	93,945,388
Common Stock to be issued, shares	500,000	500,000	500,000
Convertible Preferred Stock Series A
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000
Convertible Preferred Stock Series C
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,546,831	2,273,499	950,000
Preferred stock, shares outstanding	2,546,831	2,273,499	950,000
Preferred stock, shares issuable	0	183,333